As filed with the Securities and Exchange Commission on April 1, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2014 (Unaudited)

Shares			Value
		COMMON STOCKS - 94.92%
		Advertising Agencies - 1.70%
106,900		Aimia, Inc. (a)	$1,863,681

		Aerospace & Defense - 1.74%
16,500		Northrop Grumman Corp.	1,906,575

		Air Transport - 0.97%
8,000		FedEx Corp.	1,066,560

		Aluminum - 0.91%
87,200		Alcoa Inc.	1,003,672

		Banks: Diversified - 0.96%
28,600		SunTrust Banks, Inc.	1,058,772

		Chemicals: Diversified - 0.65%
6,600		BASF SE - ADR	708,378

		Computer Services, Software & Systems - 8.03%
150,400		CA Inc.	4,824,832
105,100		Microsoft Corp.	3,978,035
			8,802,867
		Computer Technology - 2.98%
112,500		Hewlett Packard Co.	3,262,500

		Consumer Lending - 2.07%
61,849		Cash America International, Inc.	2,271,714

		Diversified Financial Services - 9.30%
227,600		Bank of America Corp.	3,812,300
66,700		Citigroup Inc.	3,163,581
58,300		JPMorgan Chase & Co.	3,227,488
			10,203,369
		Diversified Retail - 1.74%
25,500		Wal-Mart Stores, Inc.	1,904,340

		Electronic Components - 0.96%
18,610		TE Connectivity Ltd.	1,051,651

		Engineering & Contracting Services - 1.94%
14,000		Fluor Corp.	1,063,440
34,030		KBR, Inc.	1,065,139
			2,128,579
		Financial Data & Systems - 1.44%
102,200		Western Union Co.	1,573,880

		Foods - 5.41%
33,300		ConAgra Foods, Inc.	1,058,607
57,326		Herbalife Ltd. (a)	3,690,075
31,700		Tyson Foods, Inc. - Class A	1,185,580
			5,934,262
		Homebuilding - 1.42%
47,674		Lennar Corp. - Class B	1,560,847

		Household Equipment & Products - 1.73%
24,200		Tupperware Brands Corp.	1,896,312

		Insurance: Life - 6.81%
441,100		CNO Financial Group, Inc.	7,472,234

		Insurance: Multi-Line - 3.93%
44,800		American International Group, Inc.	2,148,608
63,904		ING US, Inc.	2,158,038
			4,306,646
		Insurance: Property-Casualty - 1.47%
55,900		XL Group PLC	1,606,566

		Metals & Minerals: Diversified - 1.50%
77,500		Cameco Corp. (a)	1,644,550

		Offshore Drilling & Other Services - 4.98%
108,400		Ensco PLC - Class A (a)	5,460,108

		Oil: Crude Producers - 1.97%
40,500		Chesapeake Energy Corp.	1,089,855
16,500		ConocoPhillips	1,071,675
			2,161,530
		Oil: Integrated - 4.43%
28,600		Exxon Mobil Corp.	2,635,776
32,130		Royal Dutch Shell PLC - Class A - ADR	2,220,183
			4,855,959
		Pharmaceuticals - 12.00%
6,100		Actavis Plc (a)(b)	1,152,778
70,200		Eli Lilly & Co.	3,791,502
67,700		Merck & Co., Inc.	3,586,069
152,300		Pfizer, Inc.	4,629,920
			13,160,269
		Specialty Retail - 1.02%
14,500		Home Depot, Inc.	1,114,325

		Steel - 2.08%
39,300		Carpenter Technology Corp.	2,283,723

		Tobacco - 3.71%
52,100		Philip Morris International, Inc.	4,071,094

		Utilities: Electrical - 5.35%
30,400		Entergy Corp.	1,916,112
113,200		Exelon Corp.	3,282,800
7,300		NextEra Energy, Inc.	671,089
			5,870,001
		Utilities: Telecommunications - 1.72%
51,000		Vodafone Group PLC - ADR	1,890,060

		TOTAL COMMON STOCKS (Cost $91,939,877)	104,095,024

		SHORT-TERM INVESTMENTS - 8.99%
4,927,000		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	4,927,000
4,927,000		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	4,927,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $9,854,000)	9,854,000

		Total Investments in Securities (Cost $101,793,877) - 103.91%	113,949,024
		Liabilities in Excess of Other Assets - (3.91)%	(4,289,924)
		NET ASSETS - 100.00%	$109,659,100

	ADR -	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2014.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2014 (Unaudited)

Shares			Value
		COMMON STOCKS - 96.42%
		Advertising Agencies - 3.02%
369,300		Aimia, Inc. (a)	$6,439,484
102,800		Valassis Communications, Inc.	3,495,200
			9,934,684
		Aerospace & Defense - 0.32%
146,338		Kratos Defense & Security Solutions, Inc. (b)	1,058,024

		Aluminum - 2.24%
105,369		Kaiser Aluminum Corp.	7,355,810

		Asset Management & Custodian - 5.12%
92,297		Virtus Investment Partners, Inc. (b)	16,822,051

		Banks: Diversified - 3.59%
30,541		First Citizens BancShares, Inc. - Class A	6,756,891
746,848		Park Sterling Corp. (d)	5,041,224
			11,798,115
		Chemicals: Specialty - 3.10%
238,098		Innospec, Inc.	10,200,118

		Commercial Vehicles & Parts - 0.59%
105,545		Miller Industries, Inc. (d)	1,935,695

		Computer Services, Software & Systems - 1.57%
139,444		Science Applications International Corp.	5,160,822

		Consumer Lending - 5.27%
191,806		Cash America International, Inc.	7,045,034
628,849		EZCORP, Inc. - Class A (b)	6,904,762
90,182		Nelnet, Inc. - Class A	3,359,280
			17,309,076
		Containers & Packaging - 0.33%
42,835		UFP Technologies, Inc. (b)	1,097,433

		Diversified Manufacturing Operations - 4.20%
453,876		A. M. Castle & Co. (b)	6,227,179
298,358		Harsco Corp.	7,575,310
			13,802,489
		Education Services - 0.45%
222,281		Chegg, Inc. (b)	1,482,614

		Engineering & Contracting Services - 1.15%
132,991		Argan, Inc.	3,778,274

		Financial Data & Systems - 2.56%
990,712		Global Cash Access Holdings, Inc. (b)	8,401,238

		Health Care Facilities - 1.56%
111,171		Tenet Healthcare Corp. (b)	5,114,978

		Homebuilding - 2.17%
217,890		Lennar Corp. - Class B	7,133,719

		Household Equipment & Products - 2.48%
104,172		Tupperware Brands Corp.	8,162,918

		Insurance: Life - 8.11%
1,355,545		CNO Financial Group, Inc.	22,962,932
311,733		Health Insurance Innovations, Inc. - Class A (b)(d)(e)	3,675,332
			26,638,264
		Insurance: Multi-Line - 2.00%
194,600		ING US, Inc.	6,571,642

		Insurance: Property-Casualty - 1.75%
200,110		XL Group PLC	5,751,161

		Leisure Time - 1.95%
405,006		Callaway Golf Co.	3,308,899
117,213		Interval Leisure Group, Inc.	3,094,423
			6,403,322
		Machinery: Agricultural - 1.20%
242,374		Titan Machinery, Inc. (b)	3,950,696

		Machinery: Industrial - 0.26%
563,400		Armtec Infrastructure Trust Unit (a)(b)(d)	870,077

		Metal Fabricating - 1.26%
476,825		Mueller Water Products, Inc. - Class A	4,138,841

		Metals & Mining: Diversified - 1.16%
2,205,484		Uranium Energy Corp. (b)(d)	3,815,487

		Office Supplies Equipment - 2.29%
191,800		Lexmark International, Inc - Class A	7,516,642

		Offshore Drilling & Other Services - 2.56%
489,764		Ocean Rig UDW, Inc. (a)(b)	8,394,555

		Oil Well Equipment & Services - 2.62%
3,276,231		Cal Dive International, Inc. (b)(d)	5,373,019
137,300		Superior Energy Services, Inc. (b)	3,245,772
			8,618,791
		Paper - 2.13%
124,380		Kapstone Paper and Packaging Corp. (b)	3,478,909
377,066		Mercer International, Inc. (b)(d)	3,521,797
			7,000,706
		Pharmaceuticals - 2.52%
125,500		Endo Health Solutions, Inc. (b)	8,267,940

		Publishing - 2.11%
128,276		John Wiley & Sons, Inc. - Class A	6,944,863

		Real Estate Investment Trusts (REITs) - 6.85%
348,209		Government Properties Income Trust	8,600,762
409,067		Granite Real Estate Investment Trust (a)	13,924,641
			22,525,403
		Rental & Leasing Services: Consumer - 2.83%
372,143		Rent-A-Center, Inc.	9,281,246

		Restaurants - 1.57%
103,500		Boston Pizza Royalties Income Fund (a)(d)	1,969,172
265,900		Pizza Pizza Royalty Corp. (a)(d)	3,194,381
			5,163,553
		Specialty Retail - 0.84%
1,152,656		Wet Seal, Inc. (b)	2,754,848

		Steel - 3.06%
172,923		Carpenter Technology Corp.	10,048,555

		Telecommunications Equipment - 3.01%
381,806		Arris Group, Inc. (b)	9,888,775

		Textiles, Apparel & Shoes - 3.13%
276,600		Iconix Brand Group, Inc. (b)	10,289,520

		Utilities: Electrical - 3.49%
291,691		Great Plains Energy, Inc.	7,198,934
141,500		Portland General Electric Co.	4,270,470
			11,469,404
		TOTAL COMMON STOCKS (Cost $277,473,460)	316,852,349

		SHORT-TERM INVESTMENTS - 4.24%
6,956,233		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	6,956,233
6,956,233		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	6,956,233
		TOTAL SHORT-TERM INVESTMENTS (Cost $13,912,466)	13,912,466

		Total Investments in Securities (Cost $291,385,926) - 100.66%	330,764,815
		Liabilities in Excess of Other Assets - (0.66)%	(2,154,179)
		NET ASSETS - 100.00%	$328,610,636

	ADR-	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2014.
	(d)	Security is considered illiquid. As of January 31, 2014, the value of these investments was $29,396,184 or 8.9% of net assets.
	(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
		See Note 4 in the Notes to Schedule of Investments.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2014 (Unaudited)

Shares			Value
		COMMON STOCKS - 97.29%
		Advertising Agencies - 2.24%
2,000		Aimia, Inc. (a)	$34,874

		Aerospace & Defense - 2.23%
300		Northrop Grumman Corp.	34,665

		Aluminum - 0.44%
600		Alcoa Inc.	6,906

		Banks: Diversified - 0.95%
400		SunTrust Banks, Inc.	14,808

		Beverage: Soft Drinks - 0.49%
200		Coca-Cola Co.	7,564

		Chemicals: Diversified - 1.38%
200		BASF SE - ADR	21,466

		Computer Services, Software & Systems - 6.83%
1,900		CA Inc.	60,952
1,000		Microsoft Corp.	37,850
200		Oracle Corp.	7,380
			106,182
		Computer Technology - 3.17%
1,700		Hewlett Packard Co.	49,300

		Consumer Lending - 3.31%
1,400		Cash America International, Inc.	51,422

		Diversified Financial Services - 10.43%
3,500		Bank of America Corp.	58,625
900		Citigroup Inc.	42,687
1,100		JPMorgan Chase & Co.	60,896
			162,208
		Diversified Retail - 1.44%
300		Wal-Mart Stores, Inc.	22,404

		Electronic Components - 1.09%
300		TE Connectivity Ltd.	16,953

		Engineering & Contracting Services - 1.01%
500		KBR, Inc.	15,650

		Financial Data & Systems - 4.06%
550		Mastercard, Inc. - Class A	41,624
1,400		Western Union Co.	21,560
			63,184
		Foods - 5.71%
500		ConAgra Foods, Inc.	15,895
900		Herbalife Ltd. (a)	57,933
400		Tyson Foods, Inc. - Class A	14,960
			88,788
		Homebuilding - 1.03%
488		Lennar Corp. - Class B	15,977

		Household Equipment & Products - 2.02%
400		Tupperware Brands Corp.	31,344

		Insurance: Life - 6.64%
6,100		CNO Financial Group, Inc.	103,334

		Insurance: Multi-Line - 3.90%
700		American International Group, Inc.	33,572
800		ING US, Inc.	27,016
			60,588
		Insurance: Property-Casualty - 0.74%
400		XL Group PLC	11,496

		Offshore Drilling & Other Services - 5.18%
1,600		Ensco PLC - Class A (a)	80,592

		Oil: Crude Producers - 1.70%
500		Chesapeake Energy Corp.	13,455
200		ConocoPhillips	12,990
			26,445
		Oil: Integrated - 5.96%
600		BP PLC - ADR	28,134
400		Exxon Mobil Corp.	36,864
400		Royal Dutch Shell PLC - Class A - ADR	27,640
			92,638
		Pharmaceuticals - 12.15%
100		Actavis Plc (a)(b)	18,898
1,100		Eli Lilly & Co.	59,411
1,000		Merck & Co., Inc.	52,970
1,900		Pfizer, Inc.	57,760
			189,039
		Scientific Instruments: Control & Filter - 0.46%
100		Flowserve Corp.	7,233

		Specialty Retail - 0.49%
100		Home Depot, Inc.	7,685

		Steel - 1.12%
300		Carpenter Technology Corp.	17,433

		Tobacco - 3.52%
700		Philip Morris International, Inc.	54,698

		Utilities: Electrical - 7.60%
200		American Electrical Power Co., Inc.	9,762
600		Entergy Corp.	37,818
1,800		Exelon Corp.	52,200
200		NextEra Energy, Inc.	18,386
			118,166
		TOTAL COMMON STOCKS (Cost $1,376,968)	1,513,042

		SHORT-TERM INVESTMENTS - 3.26%
25,345		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	25,345
25,344		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	25,344
		TOTAL SHORT-TERM INVESTMENTS (Cost $50,689)	50,689

		Total Investments in Securities (Cost $1,427,657) - 100.55%	1,563,731
		Liabilities in Excess of Other Assets - (0.55)%	(8,477)
		NET ASSETS - 100.00%	$1,555,254

	ADR -	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2014.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2014:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$112,284	$-	$-	$112,284
Consumer Staples	151,050	-	-	151,050
Energy	199,675	-	-	199,675
Financial Services	467,040	-	-	467,040
Health Care	189,039	-	-	189,039
Materials & Processing	45,805	-	-	45,805
Producer Durables	57,548	-	-	57,548
Technology	172,435	-	-	172,435
Utilities	118,166	-	-	118,166
Total Common Stocks	1,513,042	-	-	1,513,042
Short-Term Investments	50,689	-	-	50,689
Total Investments in Securities	$1,563,731	$-	$-	$1,563,731

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,339,505	$-	$-	$8,339,505
Consumer Staples	10,005,356	-	-	10,005,356
Energy	12,477,597	-	-	12,477,597
Financial Services	28,493,181	-	-	28,493,181
Health Care	13,160,269	-	-	13,160,269
Materials & Processing	5,640,323	-	-	5,640,323
Producer Durables	5,101,714	-	-	5,101,714
Technology	13,117,018	-	-	13,117,018
Utilities	7,760,061	-	-	7,760,061
Total Common Stocks	104,095,024	-	-	104,095,024
Short-Term Investments	9,854,000	-	-	9,854,000
Total Investments in Securities	$113,949,024	$-	$-	$113,949,024

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$62,387,734	$5,163,553	$-	$67,551,287
Energy	11,640,326	5,373,019	-	17,013,345
Financial Services	107,100,395	8,716,556	-	115,816,951
Health Care	13,382,918	-	-	13,382,918
Materials & Processing	36,319,666	7,337,284	-	43,656,950
Producer Durables	30,106,124	2,805,772	-	32,911,896
Technology	15,049,598	-	-	15,049,598
Utilities	11,469,404	-	-	11,469,404
Total Common Stocks	287,456,165	29,396,184	-	316,852,349
Short-Term Investments	13,912,466	-	-	13,912,466
Total Investments in Securities	$301,368,631	$29,396,184	$-	$330,764,815

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2014, the end of the reporting period.  The Equity Income Fund and Diversified Large Cap Value Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended January 31, 2014.

Transfers into Level 2	$3,521,797
Transfers out of Level 2	-
Net transfers into/or out of Level 2	$3,521,797

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

There were no Level 3 securities held in the Funds during the period ended January 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$1,433,624

Gross unrealized appreciation	$179,088
Gross unrealized depreciation	(48,981)
Net unrealized appreciation	$130,107

Equity Income Fund

Cost of investments	$101,944,834

Gross unrealized appreciation	$14,394,858
Gross unrealized depreciation	(2,390,668)
Net unrealized appreciation	$12,004,190

Small Cap Value Fund

Cost of investments	$291,643,798

Gross unrealized appreciation	$53,330,963
Gross unrealized depreciation	(14,209,946)
Net unrealized appreciation	$39,121,017

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At January 31, 2014, the Small Cap Value Fund had investments in illiquid securities with a total value of $29,396,184 or 8.95% of net assets.

Information concerning these illiquid securities in the Funds is as follows:

Small Cap Value Fund

	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	563,400	6/11 – 4/13	$1,374,394
Boston Pizza Royalties Income Fund	103,500	3/08 – 11/13	1,628,612
Cal Dive International, Inc.	3,276,231	9/11 – 1/14	6,175,475
Health Insurance Innovations, Inc.	311,733	7/13 – 1/14	3,391,723
Mercer International, Inc.	377,066	6/13 – 11/13	3,458,786
Miller Industries, Inc.	105,545	7/10 – 11/13	1,623,830
Park Sterling Corp.	746,848	8/10 – 1/14	4,421,832
Pizza Pizza Royalty Corp.	265,900	2/11 – 10/13	3,130,372
Uranium Energy Corp.	2,205,484	7/11 – 10/13	5,185,805

Note 4 – Other Affiliates

The Small Cap Value Fund’s activity for investments in common stocks of affiliates is as follows:

Health Insurance Innovations, Inc.
Beginning Shares	240,171
Beginning Cost	$2,649,261
Purchase Cost	742,462
Sales Cost	-
Ending Cost	$3,391,723
Ending Shares	311,733
Dividend Income	$-
Net Realized Gain/(Loss)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 3/25/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 3/25/2014

* Print the name and title of each signing officer under his or her signature.